VictoryShares US Small Cap High Div Volatility Wtd ETF Expense Example - VictoryShares US Small Cap High Div Volatility Wtd ETF - VictoryShares US Small Cap High Div Volatility Wtd ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	$ 489